Shareholder Fees - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO	Apr. 24, 2025 USD ($)
VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO | VIP Materials Portfolio
Shareholder Fees:
(fees paid directly from your investment)